Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	R$ 9,264,664	R$ 8,130,929
Marketable securities	447,878	418,373
Trade receivables	4,766,071	4,187,756
Notes receivable	64,731	27,351
Inventories	6,628,890	8,660,891
Biological assets	2,702,164	3,151,551
Recoverable taxes	1,249,458	1,229,272
Recoverable income taxes	268,090	173,596
Derivative financial instruments	109,222	120,865
Prepaid expenses	166,230	109,716
Advances	123,319	187,342
Restricted cash	13,814
Assets held for sale	7,204	21,909
Other current assets	142,527	84,795
Total current assets	25,954,262	26,504,346
LONG-TERM RECEIVALBLES
Marketable securities	319,995	406,402
Trade and other receivables	5,897	5,307
Notes receivable	1,530	11,092
Recoverable taxes	4,832,170	4,926,945
Recoverable income taxes	168,570	244,899
Deferred income taxes	2,113,108	2,566,461
Judicial deposits	415,718	450,676
Biological assets	1,858,316	1,649,133
Derivative financial instruments	529,830	10,283
Restricted cash	72,395	89,717
Other non-current assets	153,052	162,628
Total long-term receivables	10,470,581	10,523,543
Investments	97,895	101,064
Property, plant and equipment	14,608,914	14,290,884
Intangible assets	6,140,438	6,434,610
Total non-current assets	31,317,828	31,350,101
TOTAL ASSETS	57,272,090	57,854,447
CURRENT LIABILITIES
Loans and borrowings	2,451,838	3,879,874
Trade accounts payable	12,592,006	14,128,765
Lease liability	944,326	676,864
Payroll, related charges and employee profit sharing	984,457	720,799
Taxes payable	585,129	522,846
Derivative financial instruments	76,940	82,468
Provision for tax, civil and labor risks	720,187	867,294
Employee benefits	86,423	64,367
Customer advances	290,279	75,832
Other current liabilities	658,763	1,278,830
Total current liabilities	19,390,348	22,297,939
NON-CURRENT LIABILITIES
Loans and borrowings	17,643,710	19,637,126
Trade accounts payable	422	7,459
Lease liability	2,777,521	2,368,070
Taxes payable	90,669	97,735
Provision for tax, civil and labor risks	482,983	548,243
Deferred income taxes	60,125	111,463
Employee benefits	454,398	456,945
Derivative financial instruments	59,819	174,699
Other non-current liabilities	668,439	331,899
Total non-current liabilities	22,238,086	23,733,639
EQUITY
Capital	13,349,156	12,835,915
Capital reserves	2,763,364	2,338,476
Other equity transactions	(70,106)	(77,825)
Accumulated losses		(2,363,073)
Treasury shares	(96,145)	(109,727)
Other comprehensive loss	(1,022,841)	(1,353,758)
Attributable to controlling shareholders	14,923,428	11,270,008
Non-controlling interests	720,228	552,861
Total equity	15,643,656	11,822,869
TOTAL LIABILITIES AND EQUITY	R$ 57,272,090	R$ 57,854,447